Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset
Step-up in tax basis in PWP OpCo assets	$ 16,090	$ 0
Operating lease liabilities	6,601	52
Deferred compensation	6,912	604
Other	2,190	1,622
Deferred tax assets before valuation allowance	31,793	2,278
Valuation allowance	0	(1,024)
Total deferred tax assets	31,793	1,254
Deferred tax liability
Operating right-of-use lease assets	(5,969)	(40)
Intangible assets	(3,118)	0
Other	(1,615)	0
Total deferred tax liabilities	(10,702)	(40)
Deferred tax asset, net	$ 21,091	$ 1,214